Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
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Goodwill and Intangible Assets
9. Goodwill and intangible assets
Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment.
Goodwill acquired in a business combination is assessed to determine whether new cash generating units are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination. These might not always be the same as the CGUs that include the assets and liabilities of the acquired business. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.
The Group has ten cash generating units (CGUs) based on the three geographical areas and three divisions as well as a health and wellbeing CGU which was recognised in 2019 following the acquisition of the OLLY business.
Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally-produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary. Any impairment is charged to the income statement as it arise
Finite-life intangible assets mainly comprise software, patented and non-patented
technology,
know-how
and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
Movements during 2020	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2020	19,246	12,121	2,991	1,161	35,519
Additions through business combinations (a)	2,407	4,244	—	(31)	6,620
Disposal of businesses	(1)	—	—	—	(1)
Additions	—	—	156	2	158
Disposals and other movements	—	—	(144)	—	(144)
Hyperinflationary adjustment	(38)	(5)	—	—	(43)
Currency retranslation	(1,496)	(940)	(184)	(58)	(2,678)

31 December 2020	20,118	15,420	2,819	1,074	39,431

Accumulated amortisation and impairment
1 January 2020	(1,179)	(212)	(2,292)	(807)	(4,490)
Amortisation/impairment for the year	—	—	(279)	(54)	(333)
Disposals and other movements	—	—	139	—	139
Currency retranslation	3	1	150	40	194

31 December 2020	(1,176)	(211)	(2,282)	(821)	(4,490)

Net book value 31 December 2020 (b)	18,942	15,209	537	253	34,941

	€ million	€ million	€ million	€ million	€ million
			Finite-life intangible assets
Movements during 2019	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2019	18,502	11,247	2,689	1,103	33,541
Additions through business combinations	444	726	—	50	1,220
Disposal of businesses	(2)	(1)	—	(5)	(8)
Reclassification to held for sale	(2)	—	—	—	(2)
Additions	—	—	205	3	208
Disposals	—	—	(11)	(2)	(13)
Currency retranslation	313	150	108	12	583
Hyperinflationary adjustment	(9)	(1)	—	—	(10)

31 December 2019	19,246	12,121	2,991	1,161	35,519

Accumulated amortisation and impairment
1 January 2019	(1,161)	(212)	(1,927)	(748)	(4,048)
Amortisation/impairment for the year	(18)	—	(296)	(56)	(370)
Disposals of group companies	—	—	—	5	5
Disposals	—	—	5	1	6
Currency retranslation	—	—	(74)	(9)	(83)

31 December 2019	(1,179)	(212)	(2,292)	(807)	(4,490)

Net book value 31 December 2019 (b)	18,067	11,909	699	354	31,029

(a)
Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2020 as well as subsequent changes to the fair value of goodwill and intangibles for acquisitions made in 2019 where the initial acquisition accounting was provisional at the end of 2019. See note 21 for further details.

(b)
Within indefinite-life intangible assets there are four existing brands that have a significant carrying value: Horlicks €2,718 million (2019: €nil), Knorr €1,744 million (2019: €1,816 million), Carver Korea €1,468 million (2019: €1,509 million) and Hellmann’s €1,112 million (2019: €1,220 million). The Horlicks brand was acquired in 2020 and the valuation is provisional.

Impairment
We have tested goodwill and indefinite-life intangible assets for impairment. No impairment was identified. In 2019, a €18 million charge was recognised in non-underlying
items within the ‘impairments’ line (see note 3 on pages 121 and 122). This related to goodwill of a local business classified to held for sale.

Significant CGUs
The goodwill and indefinite-life intangible assets held in the CGUs relating to Foods & Refreshment Europe, Foods & Refreshment The Americas, Foods & Refreshment Asia/AMET/RUB, Beauty & Personal Care The Americas and Beauty & Personal Care Asia/AMET/RUB are considered significant within the total carrying amounts of goodwill and indefinite-life intangible assets at 31 December 2020.

	2020 CGUs		2019 CGUs
	€ billion	€ billion	€ billion	€ billion
		Indefinite-life		Indefinite-life
	Goodwill	intangible assets	Goodwill	intangible assets
Foods & Refreshment Europe	4.0	1.7	4.1	1.7
Foods & Refreshment The Americas	3.4	1.9	4.0	2.1
Foods & Refreshment Asia/AMET/RUB (a)	3.7	3.7	1.9	0.5
Beauty & Personal Care The Americas	3.8	3.1	4.3	3.1
Beauty & Personal Care Asia/AMET/RUB	1.6	1.9	1.7	2.0

Total significant CGUs	16.5	12.3	16.0	9.4
Others (b)	2.4	2.9	2.1	2.5

Total CGUs	18.9	15.2	18.1	11.9

(a)	The Main Horlicks Acquisition increased goodwill by €2.0 billion and indefinite-life intangible assets by €3.3 billion in 2020. These values are provisional.
(b)	Included within Others are individually insignificant amounts of goodwill and intangible assets that have been allocated between multiple cash generating units.

Key assumptions
The recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows.
The growth rates and margins for the significant CGUs are set out below:

For the year 2020	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	(1.0)%	0.1%	4.9%	2.5%	3.4%
Average operating margins	13%	15%	16%	22%	22%

For the year 2019	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	1.2%	(1.2)%	6.5%	1.6%	5.3%
Average operating margins	16%	15%	18%	21%	22%
Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the first five years are based on past performance and on the Group’s three-year strategic plan, which includes the impact on our business of climate change and activities we are undertaking to reduce carbon emissions, extended to years four and five.
The estimated cash flows after year five are extrapolated using a longer-term sustainable growth rate, which is determined as the lower of our own three-year average market growth projection and external forecasts for the relevant market.
In 2020, the projected cash flows are discounted using
pre-tax
discount rates in the range between
6.0%-7.4%
(2019: 7.4%). The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market risk premium.
There are no reasonably possible changes in key assumptions that would cause the carrying amount of a CGU to exceed its recoverable amount.